FIRSTAR FUNDS, INC.

Short-Term Bond Fund         National Municipal        International Value
                             Bond Fund                 Fund
Intermediate Bond Fund       Balanced Income Fund      Global Equity Fund
U.S. Government              Balanced Growth Fund      International Growth
Securities Fund                                        Fund
Aggregate Bond Fund          Growth & Income Fund      MidCap Index Fund
Bond IMMDEX(TM)Fund          Equity Income Fund        MidCap Core Equity Fund
Strategic Income Fund        Relative Value Fund       Small Cap Index Fund
Tax-Exempt Intermediate      Equity Index Fund         Small Cap Core Equity
Bond Fund                    Large Cap Core            Fund
                             Equity Fund               Science & Technology Fund
Missouri Tax-Exempt          Large Cap Growth          MicroCap Fund
Bond Fund                    Fund


               Supplement dated March 31, 2001 to the Statement of
                   Additional Information dated March 1, 2001

Page 83

         The paragraph under "Reducing Your Sales Charge on Retail A Shares" is replaced with the following:

Reducing Your Sales Charge on Retail A Shares

         A.       Rights of Accumulation

         As stated in the Prospectuses, a reduced sales charge applies to any purchase of Retail A Shares of any Firstar Fund or Class A Shares of any First American Fund that are sold with a sales charge (an "Eligible Fund") where an investor's then current aggregate investment is $50,000 or more. "Aggregate investment" means the total of: (a) the dollar amount of the then current purchase of shares of an Eligible Fund; and (b) the value (based on the higher of current net asset value or the original purchase price) of previously purchased and beneficially owned shares of any Eligible Fund on which a sales charge has been paid. For example, let's say you're making $10,000 investment and you already own other Firstar Fund Retail A Shares that you purchased for $10,000 and First American Fund Class A Shares that you for purchased for $15,000 (a total original purchase price of $25,000). The current net asset value of these investments, however, is $45,000. Since the current net asset value of your shares is greater than their purchase price, you will receive credit for their current value and your sales charge will be based on a total purchase amount of $55,000. To receive a reduced sales charge, you must notify Firstar Funds of your prior purchases. This must be done at the time of purchase, either directly with Firstar Funds in writing or by notifying your investment professional or financial institution.

              Eligible First American Funds include the following:

                                  Balanced Fund
                               Equity Income Fund
                                Equity Index Fund
                              Large Cap Growth Fund
                              Large Cap Value Fund
                               Mid Cap Growth Fund
                               Mid Cap Value Fund
                              Small Cap Growth Fund
                              Small Cap Value Fund
                              Emerging Markets Fund
                               International Fund
                              Health Sciences Fund
                           Real Estate Securities Fund
                                 Technology fund
                               Corporate Bond Fund
                                Fixed Income Fund
                          Intermediate Term Income Fund
                            Limited Term Income Fund
                              Strategic Income Fund
                  High Yield Bond Fund (offered April 30, 2001)
                        California Intermediate Tax Free
                         Colorado Intermediate Tax Free
                           Intermediate Tax Free Fund
                         Minnesota Intermediate Tax Free
                          Oregon Intermediate Tax Free
                              Arizona Tax Free Fund
                            California Tax Free Fund
                             Colorado Tax Free Fund
                             Minnesota Tax Free Fund
                                  Tax Free Fund
                             Nebraska Tax Free Fund
                         Strategy Aggressive Growth Fund
                              Strategy Growth Fund
                          Strategy Growth & Income Fund
                              Strategy Income Fund

         The complex of First American Funds and Firstar Funds are affiliated investment companies as of February 27, 2001. U.S. Bancorp is the parent corporation of First American Funds' adviser, First American Asset Management, a division of U.S. Bank National Association, and Firstar's adviser, FIRMCO.

Page 84

         This third paragraph under "Exchange Privilege" is revised as follows:

         A. Retail A Shares of any Fund purchased with a sales charge, as well as additional shares acquired through reinvestment of dividends or distributions on such shares, may be exchanged without a sales charge for other Retail A Shares of any other Fund offered by the Company or Class A Shares of any First American Fund.


                               FIRSTAR FUNDS, INC.

                                    REIT Fund


               Supplement dated March 31, 2001 to the Statement of
                   Additional Information dated March 1, 2001


Page 13

         The paragraph under "Reducing Your Sales Charge on Retail A Shares" is replaced with the following:

Reducing Your Sales Charge on Retail A Shares

         A.       Rights of Accumulation

         As stated in the Prospectus, a reduced sales charge applies to any purchase of Retail A Shares of any Firstar Fund or Class A Shares of any First American Fund that are sold with a sales charge (an "Eligible Fund") where an investor's then current aggregate investment is $50,000 or more. "Aggregate investment" means the total of: (a) the dollar amount of the then current purchase of shares of an Eligible Fund; and (b) the value (based on the higher of current net asset value or the original purchase price) of previously purchased and beneficially owned shares of any Eligible Fund on which a sales charge has been paid. For example, let's say you're making $10,000 investment and you already own other Firstar Fund Retail A Shares that you purchased for $10,000 and First American Fund Class A Shares that you for purchased for $15,000 (a total original purchase price of $25,000). The current net asset value of these investments, however, is $45,000. Since the current net asset value of your shares is greater than their purchase price, you will receive credit for their current value and your sales charge will be based on a total purchase amount of $55,000. To receive a reduced sales charge, you must notify Firstar Funds of your prior purchases. This must be done at the time of purchase, either directly with Firstar Funds in writing or by notifying your investment professional or financial institution.

              Eligible First American Funds include the following:

                                  Balanced Fund
                               Equity Income Fund
                                Equity Index Fund
                              Large Cap Growth Fund
                              Large Cap Value Fund
                               Mid Cap Growth Fund
                               Mid Cap Value Fund
                              Small Cap Growth Fund
                              Small Cap Value Fund
                              Emerging Markets Fund
                               International Fund
                              Health Sciences Fund
                           Real Estate Securities Fund
                                 Technology fund
                               Corporate Bond Fund
                                Fixed Income Fund
                          Intermediate Term Income Fund
                            Limited Term Income Fund
                              Strategic Income Fund
                  High Yield Bond Fund (offered April 30, 2001)
                        California Intermediate Tax Free
                         Colorado Intermediate Tax Free
                           Intermediate Tax Free Fund
                         Minnesota Intermediate Tax Free
                          Oregon Intermediate Tax Free
                              Arizona Tax Free Fund
                            California Tax Free Fund
                             Colorado Tax Free Fund
                             Minnesota Tax Free Fund
                                  Tax Free Fund
                             Nebraska Tax Free Fund
                         Strategy Aggressive Growth Fund
                              Strategy Growth Fund
                          Strategy Growth & Income Fund
                              Strategy Income Fund


         The complex of First American Funds and Firstar Funds are affiliated investment companies as of February 27, 2001. U.S. Bancorp is the parent corporation of First American Funds' adviser, First American Asset Management, a division of U.S. Bank National Association, and Firstar's adviser, FIRMCO.

Page 14

         This third paragraph under "Exchange Privilege" is revised as follows:

         A. Retail A Shares of the Fund purchased with a sales charge, as well as additional shares acquired through reinvestment of dividends or distributions on such shares, may be exchanged without a sales charge for other Retail A Shares of any other Fund offered by the Company or Class A Shares of any First American Fund.